Buffalo High Yield Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)
CORPORATE BONDS - 61.5%	Par	Value
Communication Services - 4.6%
Diversified Telecommunications - 0.4%
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	$2,000,000	$1,729,200
Entertainment - 0.9%
Cinemark USA, Inc., 5.88%, 03/15/2026 (a)	2,000,000	1,957,137
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (a)	2,000,000	1,498,150
		3,455,287
Interactive Media & Services - 1.5%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	4,000,000	3,850,760
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	2,000,000	2,006,770
		5,857,530
Media - 1.8%
Gray Escrow II, Inc., 5.38%, 11/15/2031 (a)	1,000,000	758,639
Gray Television, Inc.
5.88%, 07/15/2026 (a)	2,060,000	2,010,498
4.75%, 10/15/2030 (a)	500,000	377,088
iHeartCommunications, Inc., 8.38%, 05/01/2027	1,000,000	650,000
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (a)	500,000	442,735
5.38%, 01/15/2031 (a)	2,000,000	1,470,100
Townsquare Media, Inc., 6.88%, 02/01/2026 (a)	1,250,000	1,225,669
		6,934,729
Total Communication Services		17,976,746
Consumer Discretionary - 4.4%
Automobile Components - 0.7%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,000,000	2,740,082
Hotels, Restaurants & Leisure - 2.0%
Dave & Buster's, Inc., 7.63%, 11/01/2025 (a)	1,500,000	1,520,325
Golden Entertainment, Inc., 7.63%, 04/15/2026 (a)	1,000,000	1,003,385
Nathan's Famous, Inc., 6.63%, 11/01/2025 (a)	608,000	607,252
Royal Caribbean Cruises Ltd., 11.63%, 08/15/2027 (a)	3,000,000	3,266,580
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	1,500,000	1,467,594
		7,865,136
Leisure Products - 1.7%
Vista Outdoor, Inc., 4.50%, 03/15/2029 (a)	6,800,000	6,645,844
Total Consumer Discretionary		17,251,062
Consumer Staples - 3.1%
Food Products - 2.3%
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	3,000,000	2,959,398
4.25%, 08/01/2029 (a)	1,000,000	918,381
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (a)	2,000,000	1,845,095
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,545,798
		9,268,672
Personal Care Products - 0.8%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	3,000,000	3,112,245
Total Consumer Staples		12,380,917
Energy - 21.7%
Energy Equipment & Services - 2.7%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,250,000	2,162,678
Enerflex Ltd., 9.00%, 10/15/2027 (a)	2,000,000	1,945,860
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	6,000,000	6,314,730
		10,423,268
Oil, Gas & Consumable Fuels - 19.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/2026 (a)	1,500,000	1,540,239
Athabasca Oil Corp., 9.75%, 11/01/2026 (a)	2,474,000	2,614,833
Baytex Energy Corp., 8.50%, 04/30/2030 (a)	2,500,000	2,588,757
California Resources Corp., 7.13%, 02/01/2026 (a)	4,000,000	4,059,239
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (a)	2,500,000	2,502,550
CNX Resources Corp., 7.25%, 03/14/2027 (a)	4,000,000	4,043,656
Crescent Energy Finance LLC, 9.25%, 02/15/2028 (a)	6,250,000	6,489,594
Delek Logistics Partners LP / Delek Logistics Finance Corp.
6.75%, 05/15/2025	3,000,000	2,984,640
7.13%, 06/01/2028 (a)	1,000,000	943,059
Energy Transfer LP
9.67% (3 mo. LIBOR US + 4.03%), Perpetual (b)	5,000,000	4,807,822
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	6,791,243
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	6,500,000	6,725,751
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	4,000,000	4,123,812
Matador Resources Co., 5.88%, 09/15/2026	2,500,000	2,483,451
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (a)	9,100,000	9,223,214
Talos Production, Inc., 12.00%, 01/15/2026	6,000,000	6,176,250
Transocean, Inc., 8.75%, 02/15/2030 (a)	475,000	496,747
Viper Energy Partners LP, 5.38%, 11/01/2027 (a)	1,750,000	1,719,508
W&T Offshore, Inc., 11.75%, 02/01/2026 (a)	4,000,000	4,129,895
		74,444,260
Total Energy		84,867,528
Financials - 5.6%
Consumer Finance - 1.4%
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,000,000	2,135,300
PRA Group, Inc.
7.38%, 09/01/2025 (a)	2,000,000	1,985,572
8.38%, 02/01/2028 (a)	1,500,000	1,445,010
		5,565,882
Financial Services - 3.4%
Burford Capital Global Finance LLC
6.88%, 04/15/2030 (a)	4,500,000	4,348,899
9.25%, 07/01/2031 (a)	6,000,000	6,384,300
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	2,500,000	2,658,427
		13,391,626
Insurance - 0.8%
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	3,000,000	3,154,185
Total Financials		22,111,693
Health Care - 1.6%
Biotechnology - 0.0%(c)
Star Parent, Inc., 9.00%, 10/01/2030 (a)	100,000	105,519
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/2028 (a)	500,000	528,095
Garden Spinco Corp., 8.63%, 07/20/2030 (a)	1,100,000	1,178,463
		1,706,558
Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	200,000	205,741
Pharmaceuticals - 1.1%
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,092,000
7.88%, 09/15/2029	250,000	269,556
		4,361,556
Total Health Care		6,379,374
Industrials - 9.8%
Aerospace & Defense - 1.0%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)	500,000	538,277
TransDigm, Inc.
6.25%, 03/15/2026 (a)	500,000	499,613
5.50%, 11/15/2027	1,000,000	980,255
4.63%, 01/15/2029	1,000,000	939,500
4.88%, 05/01/2029	1,000,000	936,067
		3,893,712
Air Freight & Logistics - 0.4%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)	1,000,000	916,355
Forward Air Corp., 9.50%, 10/15/2031 (a)	1,000,000	977,630
		1,893,985
Building Products - 1.5%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	1,250,000	1,260,167
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	4,000,000	3,867,236
4.25%, 02/01/2032 (a)	1,000,000	903,429
		6,030,832
Commercial Services & Supplies - 3.8%
Cimpress PLC, 7.00%, 06/15/2026	1,000,000	978,190
CoreCivic, Inc., 8.25%, 04/15/2026	6,000,000	6,109,814
Deluxe Corp., 8.00%, 06/01/2029 (a)	2,500,000	2,214,458
GEO Group, Inc., 6.00%, 04/15/2026	3,500,000	3,315,963
RR Donnelley & Sons Co., 9.75%, 07/31/2028 (a)	2,000,000	1,989,380
VT Topco, Inc., 8.50%, 08/15/2030 (a)	500,000	520,717
		15,128,522
Construction & Engineering - 1.0%
MasTec, Inc., 6.63%, 08/15/2029 (a)	3,000,000	2,718,825
Pike Corp., 8.63%, 01/31/2031 (a)	1,000,000	1,052,178
		3,771,003
Trading Companies & Distributors - 2.1%
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (a)	3,500,000	3,380,308
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	3,000,000	2,779,891
Fly Leasing Ltd., 7.00%, 10/15/2024 (a)	2,000,000	1,932,200
		8,092,399
Total Industrials		38,810,453
Information Technology - 3.6%
Commercial Services - 1.3%
Getty Images, Inc., 9.75%, 03/01/2027 (a)	4,000,000	4,035,072
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	1,000,000	977,795
		5,012,867
Communications Equipment - 0.5%
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	2,000,000	1,894,026
Software - 1.8%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	7,500,000	7,138,575
Total Information Technology		14,045,468
Materials - 1.6%
Chemicals - 0.5%
Chemours Co., 5.75%, 11/15/2028 (a)	2,000,000	1,907,691
Metals & Mining - 1.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/2025 (a)	2,770,000	2,768,241
Taseko Mines Ltd., 7.00%, 02/15/2026 (a)	1,500,000	1,424,311
		4,192,552
Total Materials		6,100,243
Real Estate - 4.6%
Hotel & Resort REITs - 0.8%
Service Properties Trust, 8.63%, 11/15/2031 (a)	3,000,000	3,145,455
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 05/25/2026	2,000,000	1,848,899
Specialized REITs - 3.3%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	1,000,000	903,335
4.63%, 03/15/2030 (a)	1,000,000	893,241
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	11,000,000	11,160,138
		12,956,714
Total Real Estate		17,951,068
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	3,500,000	3,452,295
TOTAL CORPORATE BONDS (Cost $241,363,661)		241,326,847

BANK LOANS - 26.8%	Par	Value
Communication Services - 3.6%
Diversified Telecommunications - 0.7%
Consolidated Communications, Inc. First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 10/04/2027 (b)	2,928,009	2,733,238
Interactive Media & Services - 0.5%
Abe Investment Holdings, Inc. First Lien, 9.99% (1 mo. Term SOFR + 4.50%), 02/19/2026 (b)	1,853,360	1,864,249
Media - 2.4%
Directv Financing LLC First Lien, 10.65% (1 mo. Term SOFR + 5.00%), 08/02/2027 (b)	8,570,058	8,585,613
EW Scripps Co. First Lien, 8.03% (1 mo. Term SOFR + 2.56%), 05/01/2026 (b)	952,713	951,226
EW Scripps Co., 8.46% (1 mo. Term SOFR + 3.00%), 01/07/2028 (b)	172,188	170,628
		9,707,467
Total Communication Services		14,304,954
Consumer Discretionary - 4.6%
Automobile Components - 1.7%
First Brands Group LLC First Lien
10.88% (1 mo. Term SOFR + 5.00%), 03/30/2027 (b)	4,954,975	4,927,128
10.88% (6 mo. Term SOFR + 5.00%), 03/30/2027 (b)	1,987,232	1,974,812
		6,901,940
Home Durables - 0.3%
AI Aqua Merger Sub, Inc., 9.58% (1 mo. Term SOFR + 4.25%), 07/31/2028 (b)	1,000,000	1,006,250
Hotels, Restaurants & Leisure - 2.6%
Dave & Buster's, Inc. First Lien, 9.25% (1 mo. Term SOFR + 3.75%), 06/29/2029 (b)	4,960,000	4,981,254
Playa Resorts Holding BV First Lien, 9.61% (1 mo. Term SOFR + 4.25%), 01/05/2029 (b)	4,962,444	4,973,931
		9,955,185
Total Consumer Discretionary		17,863,375
Consumer Staples - 1.8%
Personal Care Products - 1.8%
KDC/ONE Development Corp., Inc. First Lien, 10.35% (1 mo. Term SOFR + 5.00%), 08/15/2028 (b)	7,000,000	6,952,750
Financials - 2.9%
Financial Services - 1.0%
NCR Atleos Corp., 10.20% (1 mo. Term SOFR + 4.75%), 03/27/2029 (b)	4,000,000	3,992,500
Insurance - 1.9%
HUB International Ltd. First Lien, 9.66% (1 mo. Term SOFR + 4.25%), 06/20/2030 (b)	3,690,750	3,711,252
Jones Deslauriers Insurance Management, Inc. First Lien, 9.62% (1 mo. Term SOFR + 4.25%), 08/10/2030 (b)	3,500,000	3,519,687
		7,230,939
Total Financials		11,223,439
Health Care - 6.6%
Biotechnology - 0.8%
Syneos Health (Inc Research/Inventiv Health) T/L B First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 09/30/2030 (b)	3,000,000	2,972,085
Health Care Equipment & Supplies - 1.1%
Bausch and Lomb 9/23 Incremental T/L First Lien, 9.35% (1 mo. Term SOFR + 4.00%), 09/29/2028 (b)	4,488,750	4,494,361
Life Sciences Tools & Services - 0.4%
Fortrea Holdings, Inc. First Lien, 9.10% (1 mo. Term SOFR + 3.75%), 07/01/2030 (b)	1,492,500	1,493,119
Pharmaceuticals - 4.3%
Amneal Pharmaceuticals LLC, 10.86% (1 mo. Term SOFR + 5.50%), 05/04/2028 (b)	7,000,000	6,903,750
Jazz Financing Lux Sarl First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 05/05/2028 (b)	5,170,705	5,204,082
PetIQ Holdings LLC, 10.17% (1 mo. Term SOFR + 4.25%), 04/13/2028 (b)	4,875,000	4,850,625
		16,958,457
Total Health Care		25,918,022
Industrials - 6.1%
Aerospace & Defense - 0.5%
TransDigm, Inc. First Lien, 8.64% (1 mo. Term SOFR + 3.25%), 02/22/2027 (b)	1,877,604	1,887,827
Commercial Services & Supplies - 4.5%
Emerald X, Inc. First Lien, 10.45% (1 mo. Term SOFR + 2.75%), 05/22/2024 (b)	3,980,000	4,008,855
GEO Group, Inc.
12.47% (1 mo. Term SOFR + 7.13%), 03/23/2027 (b)	8,759,071	8,967,100
11.47% (1 mo. Term SOFR + 6.13%), 03/23/2027 (b)	486,621	490,879
VT Topco, Inc. First Lien, 9.66% (1 mo. Term SOFR + 4.25%), 08/12/2030 (b)	4,500,000	4,528,125
		17,994,959
Electrical Equipment - 0.4%
Array Technologies, Inc., 5.00% (3 mo. Term SOFR + 3.25%), 10/14/2027 (b)	1,524,442	1,525,631
Machinery - 0.7%
Chart Industries, Inc. First Lien, 8.67% (1 mo. Term SOFR + 3.25%), 03/18/2030 (b)	2,643,392	2,652,195
Total Industrials		24,060,612
Information Technology - 1.2%
Software - 1.2%
Magnite, Inc., 10.46% (1 mo. Term SOFR + 5.00%), 05/01/2028 (b)	4,694,353	4,716,862
TOTAL BANK LOANS (Cost $104,047,076)		105,040,014

CONVERTIBLE BONDS - 4.3%	Par	Value
Consumer Discretionary - 1.0%
Automobile Components - 0.4%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000	1,425,000
Diversified Consumer Services - 0.6%
Stride, Inc., 1.13%, 09/01/2027	2,000,000	2,542,000
Total Consumer Discretionary		3,967,000
Health Care - 1.1%
Biotechnology - 1.1%
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	2,000,000	2,063,800
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029 (a)	2,000,000	2,440,000
		4,503,800
Total Health Care		4,503,800
Industrials - 1.5%
Electrical Equipment - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,000,000	987,250
Machinery - 0.5%
Greenbrier Companies, Inc.
2.88%, 02/01/2024	1,000,000	995,000
2.88%, 04/15/2028	1,000,000	986,000
		1,981,000
Passenger Airlines - 0.8%
Southwest Airlines Co., 1.25%, 05/01/2025	3,000,000	3,042,750
Total Industrials		6,011,000
Utilities - 0.7%
Electric Utilities - 0.7%
PG&E Corp., 4.25%, 12/01/2027 (a)	2,500,000	2,632,500
TOTAL CONVERTIBLE BONDS (Cost $15,864,541)		17,114,300

PREFERRED STOCKS - 2.4%	Shares	Value
Energy - 1.6%
Oil, Gas & Consumable Fuels — 1.60%
Energy Transfer LP, Series C, 10.16% to 11/15/2023 then 3 mo. LIBOR US + 4.53%, Perpetual	59,996	1,514,299
NuStar Energy LP	–	$–
Series A, 12.41% (3 mo. Term SOFR + 7.03%), Perpetual(b)	20,000	511,200
Series C, 12.53% (3 mo. LIBOR US + 6.88%), Perpetual(b)	165,000	4,207,500
		6,232,999
		6,232,999
Financials - 0.8%
Financial Services — 0.80%
Compass Diversified Holdings	–	$–
Series A, 7.25%, Perpetual	25,000	579,000
Series C, 7.88%, Perpetual	100,000	2,494,000
		3,073,000
TOTAL PREFERRED STOCKS (Cost $8,045,277)		9,305,999

SHORT-TERM INVESTMENTS - 5.4%
Money Market Funds - 5.4%	Shares
Fidelity Government Portfolio - Class Institutional, 5.25%(d)	21,117,923	21,117,923
TOTAL SHORT-TERM INVESTMENTS (Cost $21,117,923)		21,117,923
TOTAL INVESTMENTS - 100.4% (Cost $390,438,478)		$393,905,083
Liabilities in Excess of Other Assets - (0.4)%		(1,539,483)
TOTAL NET ASSETS - 100.0%		$392,365,600

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $192,764,148 or 49.1% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c) Represents less than 0.05% of net assets.
(d) The rate shown represents the 7-day effective yield as of December 31, 2023.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange  or national market, except those traded using the  National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When  market  quotations  are  not  readily available,  any security or  other asset  is  valued  at  its fair value  as  determined  in  good faith  under procedures approved by the Board of Trustees  (the “Board”).  If events  occur that will affect the  value of a Fund’s portfolio securities  before  the  net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities  and delegated the responsibility of fair value determinations to the Valuation Committee.  Some of the factors that may be considered by the Valuation  Committee in determining fair value are fundamental analytical data relating to the investment; the nature  and duration of any restriction on the position;  trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted  securities  include  securities  that  have  not  been  registered  under the  Securities  Act  of 1933,  as  amended,  and  securities  that  are  subject  to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and  economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting   standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher  brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in  payment, delivery or recovery of money or investments.  Investments  in  common  stocks  of U.S.  companies  with  international  operations,  and  the  purchase  of sponsored  or  unsponsored  ADRs  (American  Depositary Receipt)  carry similar  risks.  In  addition  to  risks  associated  with  investing in  foreign  securities, there  are  special risks associated with investments in China  and Hong Kong, including exposure  to currency fluctuations, less liquidity, expropriation, confiscatory taxation,  nationalization,  exchange  control  regulations,  differing  legal  standards  and  rapid  fluctuations  in  inflation  and  interest  rates.  The Chinese  government could, at any time, alter or discontinue economic reform  programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)
In accordance  with FASB ASC 820,  Fair  Value  Measurements (“ASC 820”),  fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions  market  participants  would  use  in  pricing an  asset  or  liability developed  based  on  market  data  obtained  from  sources  independent  of  the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed  based  on the best information  available  in the  circumstances (unobservable  inputs) and  to establish  classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment  may include price  information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use  prices and inputs that are current as of the  measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment  to be reclassified between the various  levels within the hierarchy.

Non-U.S. equity securities actively traded  in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to,  financial  statement analysis,  capital  account  balances,  discount rates and  estimated  cash  flows,  and  comparable  company data.  As of December 31, 2023, the Fund held 5 securities where a fair value factor was applied, with a market value of $16,511,125, or 4.21% of Net Assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2023. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$9,305,999	$-	$-	$9,305,999
Convertible Bonds	-	17,114,300	-	17,114,300
Corporate Bonds	-	241,326,847	-	241,326,847
Bank Loans	-	88,528,889	16,511,125	105,040,014
Short Term Investments	21,117,923	-	-	21,117,923
Total*	$30,423,922	$346,970,036	$16,511,125	$393,905,083

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended December 31, 2023
Fair Value as of 03/31/2023	$18,888,191
Total unrealized gain included in earnings	719,526
Total unrealized losses included in earnings	(67,939)
Realized gain included in earnings	32,727
Realized losses included in earnings	(109)
Purchases	1,367,253
Sales	(1,610,014)
Amortization/Accretion	32,979
Corporate Actions	(2,851,489)
Fair Value as of 12/31/2023	$16,511,125

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at June 30, 2023 was $687,828.

The following is a summary of quantitative information about level 3 valued measurements:

Buffalo High Yield Fund
	Value at December 31, 2023	Valuation Technique(s)
Bank Loans	$16,511,125	Broker Quotes

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2023.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated  in  foreign  currencies are  converted  into  U.S.  dollars using a  spot  market  rate  of exchange  on the  day of  valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from  investments, as appropriate, for both financial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase  and write call or put options  on securities  and  indices  and enter into related closing transactions.  As a  holder of a call option,  a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of December 31, 2023. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the  obligation, to sell a  security at the exercise  price  during the  exercise  period. As the  writer of a  put option, a  Fund has the obligation to buy the underlying security at the exercise  price during the exercise  period. The Fund did not hold any purchased or written put options as of December 31, 2023. The premium  that a Fund pays  when purchasing an  option or receives  when writing  an option will reflect,  among other things,  the  market price  of the security, the  relationship  of the  exercise  price  to the  market price  of the  security, the  relationship of the  exercise  price  to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the  holder of the put option at the exercise price during the exercise period.   Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the  Fund’ fair valuation  guidelines.  The  Fund may use  options  with the  objective  to generate  income  as a non-principal investment strategy.  A risk of using derivatives is that the  counterparty to a  derivative  may fail to comply with their obligation to the  Fund.